SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Jul. 11, 2022	Feb. 07, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 18, 2024	Dec. 31, 2023	Dec. 22, 2023
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized					2,000,000	2,000,000		2,000,000
Preferred stock par or stated value per share					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding					0	0		0
Common stock, shares authorized					200,000,000	200,000,000		200,000,000
Common stock par or stated value per share					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting rights					one vote for each share	one vote for each share
Number of shares issued, price per share							$ 11.41		$ 10.71
Common stock, shares outstanding					2,280,500	2,280,500		2,280,500
Temproary equity, redemption shares						1,574,356		4,725,829
Preferred stock, shares issued						0		0
Common stock, shares issued					2,280,500	2,280,500		2,280,500
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	40,500
Aggregate purchase price	$ 405,000
Number of shares issued, price per share	$ 10.00
Proceeds from issuance of private placement	$ 405,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		390,000
Sale of stock, price per share		$ 10.00
Proceeds from issuance of private placement		$ 3,900,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued				1,725,000
Deferred offering costs				$ 25,000
Founder Shares [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of common stock issued and outstanding				20.00%
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares subject to forfeiture to underwriters				225,000
EBC Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued			125,000
Aggregate purchase price			$ 1,750
Number of shares issued, price per share			$ 0.014
Estimated fair value			$ 1,812
EBC Founder Shares [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	2,596
EBC Founder Shares [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		25,000
Sponsor [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	37,904
Sponsor [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		365,000